UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
				 [ x] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: 	Lisa Holmes
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Lisa Holmes  Jacksonville, Florida December 31 , 2005
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	70
Form 13F information table value total:	263,391,632
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE






NAME OF ISSUER   	CUSIP   	FAIR MARKET VALUE	SHARES
3M COMPANY		COM	88579Y101	7,734,771	99,148		SOLE
ALBERTO CULVER CO CL B 	COM	013068101	2,150,250	47,000		SOLE
AMERICAN EXPRESS CO	COM	025816109	4,868,797	93,771		SOLE
AMGEN INC 		COM	31162100	7,401,013	93,161		SOLE
ANHEUSER BUSCH COS INC 	COM	035229103	3,972,394	91,738		SOLE
AUTOMATIC DATA PROCESS 	COM	053015103	8,847,961	191,609		SOLE
AVON PRODS INC COM	COM	054303102	3,943,971	136,856		SOLE
BANDAG INC CL A		COM	59815308	1,180,277	32,740		SOLE
BERKSHIRE HATHAWAY 	COM	084670207	5,375,581	1,809		SOLE
CASCADE NAT GAS CORP 	COM	147339105	1,363,066	69,865		SOLE
CINTAS CORP COM		COM	172908105	3,064,802	74,515		SOLE
CISCO SYS INC COM	COM	17275R102	1,089,355	62,610		SOLE
COCA COLA CO COM	COM	191216100	8,503,891	209,700		SOLE
COLGATE PALMOLIVE CO 	COM	194162103	7,688,426	138,888		SOLE
COMMUNICATIONS SYS INC 	COM	203900105	1,091,201	88,860		SOLE
COVENANT TRANS INC CL A	COM	22284P105	1,390,577	99,469		SOLE
DELL INC COM		COM	24702R101	5,219,256	172,425		SOLE
EBAY INC COM		COM	278642103	4,128,990	94,542		SOLE
EXXON MOBIL CORP 	COM	30231G102	3,614,495	63,595		SOLE
GANNETT INC COM		COM	364730101	549,370		9,070		SOLE
GENERAL ELEC CO 	COM	369604103	10,249,923	289,758		SOLE
GROLSCH NV ORD		COM	N37291114	3,986,310	154,670		SOLE
HARLEY DAVIDSON INC 	COM	412822108	9,380,843	180,718		SOLE
HAWKINS CHEM INC 	COM	420261109	1,650,121	117,950		SOLE
HEALTH MGMT ASSOC 	COM	421933102	3,245,798	147,805		SOLE
HERSHEY FOODS CORP 	COM	427866108	5,633,983	101,390		SOLE
HOME DEPOT INC COM	COM	437076102	5,327,016	130,160		SOLE
HORACE MANN EDUCTR CP 	COM	440327104	4,261,829	224,780		SOLE
INTERNATIONAL SPEEDWAY 	COM	460335201	2,191,186	45,745		SOLE
JOHNSON & JOHNSON COM	COM	478160104	4,148,464	68,439		SOLE
LABORATORY AMER HLDGS 	COM 	50540R409	5,689,157	104,340		SOLE
MCGRAW HILL COS INC 	COM	580645109	13,780,658	264,700		SOLE
MEDTRONIC INC 		COM	585055106	8,673,591	149,361		SOLE
MERCK & CO INC		COM	589331107	3,359,422	105,609		SOLE
MICROSOFT CORP 		COM	594918104	4,650,438	176,318		SOLE
MOCON INC 		COM	607494101	912,442		98,112		SOLE
MOODYS CORP 		COM	615369105	5,866,427	94,276		SOLE
MYLAN LABS INC 		COM	628530107	4,166,450	208,740		SOLE
NATIONAL BEVERAGE CORP 	COM	635017106	299,451		30,650		SOLE
NATIONAL DENTEX CORP 	COM	63563H109	1,424,798	63,212		SOLE
OIL DRI CORP AMER 	COM	677864100	1,134,667	64,360		SOLE
PATTERSON DENTAL CO 	COM	703395103	6,158,002	182,660		SOLE
PEPSICO INC 		COM	713448108	9,696,604	162,910		SOLE
PFIZER INC 		COM	717081103	4,322,923	183,570		SOLE
PROCTER & GAMBLE CO 	COM	742718109	2,109,263	36,442		SOLE
PXRE CORP 		COM	G73018106	3,841,344	296,400		SOLE
SARA LEE CORP 		COM	803111103	3,600,941	190,526		SOLE
SEI INVESTMENTS CO 	COM	784117103	3,648,940	98,620		SOLE
SERVICEMASTER COMPANY	COM	817615107	4,032,886	337,480		SOLE
ST PAUL TRAVELERS INC 	COM	792860108	3,930,156	87,982		SOLE
STEPAN CO 		COM	858586100	4,662,726	173,400		SOLE
SYMANTEC CORP 		COM	871503108	3,792,915	214,541		SOLE
TELEPHONE & DATA SYS 	COM	879433100	1,428,770	39,655		SOLE
TELEPHONE & DATA SYS 	COM	879433860	1,118,595	32,320		SOLE
TELLABS INC		COM	879664100	4,779,410	438,478		SOLE
THE LIMITED		COM	532716107	4,172,522	186,690		SOLE
TIDEWATER INC 		COM	886423102	1,843,534	41,465		SOLE
UNITED GUARDIAN INC 	COM	910571108	244,333		27,515		SOLE
UNITED PARCEL SERVICE 	COM	911312106	4,636,439	60,991		SOLE
VIRCO MFG CO 		COM	927651109	364,342		66,244		SOLE
WAL MART STORES INC 	COM	931142103	3,218,142	67,968		SOLE
WALGREEN CO 		COM	931422109	2,844,260	63,372		SOLE
WALT DISNEY CO 		COM	254687106	2,484,682	103,658		SOLE
WATERS CORP 		COM	941848103	8,316		220		SOLE
XL CAPITAL LTD A SHS	COM	G98255105	3,240,169	48,088		SOLE